Revenue - Deferred revenue from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred revenue from contracts with customers
Current	¥ 406,066	$ 57,193	¥ 202,996
Non-current	369,455	$ 52,037	277,841
Deferred revenue	¥ 775,521		¥ 480,837